Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	BITFARMS LTD
Trading Symbol	BITF
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	194,805,893
Amendment Flag	false
Entity Central Index Key	0001812477
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-40370
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	7379
Entity Address, Address Line One	18 King Street East
Entity Address, Address Line Two	Suite 902
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1C4
Auditor Location	Canada
City Area Code	(647)
Local Phone Number	259-1790
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 E.
Entity Address, Address Line Two	42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.